                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-02650

                       SELIGMAN CASH MANAGEMENT FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN
CASH MANAGEMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN CASH MANAGEMENT FUND SEEKS TO PRESERVE
CAPITAL AND TO MAXIMIZE LIQUIDITY AND CURRENT INCOME.

Effective on or about September 25, 2009 the Fund's name will be changed to RiverSource Government Money Market Fund.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    5

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   10

Statement of Operations............   11

Statements of Changes in Net
  Assets...........................   12

Financial Highlights...............   14

Notes to Financial Statements......   17

Proxy Voting.......................   28

Change in Independent Registered
  Public Accounting Firm...........   29



RIVERSOURCE FAMILY OF FUNDS
Seligman Funds are a part of the RiverSource Family of Funds that includes funds branded "RiverSource,"
"RiverSource Partners," "Seligman" and "Threadneedle."
These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                      SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

CHANGES TO SELIGMAN CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

Effective on or about September 25, 2009, the name of the Fund, Seligman Cash Management Fund, will be changed to RiverSource Government Money Market Fund. This and other changes to the Fund are described in the Fund's current prospectus, as supplemented.

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Cash Management Fund (the Fund) Class A shares gained 0.02% for the six-month period ended June 30, 2009.

> The Fund's annualized simple yield was 0.01% and its annualized compound yield was 0.01% for the seven-day period ended June 30, 2009. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                               6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
Seligman Cash Management Fund
  Class A                        +0.02%   +0.32%   +2.45%   +2.34%   +2.37%
----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. With out such waivers/reimbursements, the Fund's returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450. Currently and from time to time the Fund's expenses have been reimbursed to allow the Fund to maintain dividend rates. Absent such expense reimbursements, including the current contractual expense reimbursement/fee waiver by the Fund's investment manager and its affiliates, the dividend rates in respect of the Fund's classes would have been lower or negative.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in sales charges and expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                                               SINCE
Without sales charge      6 MONTHS(a)  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(b)
Class A (inception
  1/31/77)                 +0.02%      +0.32%   +2.45%   +2.34%   +2.37%        N/A
---------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 +0.00%(c)   +0.02%   +1.63%   +1.47%   +1.60%        N/A
---------------------------------------------------------------------------------------
Class C (inception
  5/18/08)                 +0.00%(c)   +0.02%     N/A      N/A      N/A       +0.02%
---------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                 +0.00%(c)   +0.23%   +2.25%   +2.11%     N/A       +1.71%
---------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                +0.02%      +0.41%   +2.67%   +2.59%     N/A       +1.92%
---------------------------------------------------------------------------------------

With sales charge
Class B (inception
  4/22/96)                 -5.00%      -4.98%   +0.66%   +1.09%   +1.60%        N/A
---------------------------------------------------------------------------------------
Class C (inception
  5/18/08)                 -1.00%      -0.98%     N/A      N/A      N/A       +0.02%
---------------------------------------------------------------------------------------



Front end sales charges do not apply to Class A, Class B, Class C, Class R2 and Class R5 shares. Prior to June 13, 2009, Class R shares (redesignated Class R2 shares) were offered with a 1% contingent deferred sales charge (CDSC). Class B share performance reflects a CDSC applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class R2 and Class R5 are available to qualifying institutional investors only.

(a) Not annualized.
(b) For classes with less than 10 years performance.
(c) Rounds to zero.


--------------------------------------------------------------------------------
                      SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO COMPOSITION (at June 30, 2009; % of portfolio assets)
-------------------------------------------------------------------

FDIC-Insured Debt*                      48.4%
---------------------------------------------
U.S. Government Agencies                51.6%
---------------------------------------------


*   Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
4  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
                      SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING       ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)    EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.20        $1.93             .39%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.86        $1.96             .39%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $2.08             .42%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.71        $2.11             .42%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $1.49             .30%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,023.31        $1.51             .30%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $1.74             .35%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,023.06        $1.76             .35%
--------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.20        $1.83             .37%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.96        $1.86             .37%
--------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +0.02% for Class A, +0.00%* for Class B, +0.00%* for Class C, +0.00%* for Class R2, and +0.02% for Class R5.
*   Rounds to zero.


--------------------------------------------------------------------------------
6  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (51.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Federal Home Loan Bank
 Disc Nts
 07-01-09                            0.01%           $49,300,000          $49,300,000
Federal Home Loan Mtge Corp
 Disc Nts
 08-12-09                            0.13             20,000,000           19,996,967
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $69,296,967)                                                       $69,296,967
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (48.5%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Citigroup Funding
 FDIC Govt Guaranty
 07-21-09                            0.23%           $50,000,000          $49,993,333
 08-04-09                            0.24             15,000,000           14,996,600
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $64,989,933)                                                       $64,989,933
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $134,286,900)(c)                                                  $134,286,900
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(c) Also represents the cost of securities for federal income tax purposes at June 30, 2009.


--------------------------------------------------------------------------------
                      SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.


--------------------------------------------------------------------------------
8  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                        FAIR VALUE AT JUNE 30, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  Securities
  U.S. Government
    Agencies                   $--         $69,296,967       $--       $69,296,967
  FDIC-Insured Debt             --          64,989,933        --        64,989,933
----------------------------------------------------------------------------------
Total                          $--        $134,286,900       $--      $134,286,900
----------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                      SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  9

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost
  $134,286,900)                                                    $134,286,900
Cash                                                                    240,846
Capital shares receivable                                               305,364
Other assets                                                              4,456
-------------------------------------------------------------------------------
Total assets                                                        134,837,566
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                        21,887
Capital shares payable                                                  529,616
Accrued investment management services fees                               1,213
Accrued distribution fees                                                 6,858
Accrued transfer agency fees                                            163,453
Accrued administrative services fees                                        221
Accrued plan administration services fees                                   368
Other accrued expenses                                                   38,788
-------------------------------------------------------------------------------
Total liabilities                                                       762,404
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $134,075,162
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,340,840
Additional paid-in capital                                          132,734,322
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $134,075,162
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $107,965,547          107,976,833                       $1.00
Class B                     $  5,586,167            5,584,264                       $1.00
Class C                     $ 14,946,130           14,945,234                       $1.00
Class R2                    $  2,978,274            2,978,311                       $1.00
Class R5                    $  2,599,044            2,599,351                       $1.00
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
10  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $  341,162
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   315,566
Distribution fees
  Class A                                                               9,855
  Class B                                                              31,956
  Class C                                                              79,786
  Class R2                                                              2,944
Transfer agency fees
  Class A                                                             418,425
  Class B                                                              23,192
  Class C                                                              58,145
  Class R2                                                              7,929
  Class R5                                                             27,983
Administrative services fees                                            4,256
Plan administration services fees -- Class R2                             368
Compensation of board members                                           2,561
Custodian fees                                                         29,455
Printing and postage                                                   53,794
Registration fees                                                      71,602
Professional fees                                                      11,295
Other                                                                  53,111
-----------------------------------------------------------------------------
Total expenses                                                      1,202,223
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (900,086)
-----------------------------------------------------------------------------
Total net expenses                                                    302,137
-----------------------------------------------------------------------------
Investment income (loss) -- net                                        39,025
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Net increase (decrease) in net assets resulting from operations       $      39,025  $   2,132,997
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 (32,696)    (1,810,626)
    Class B                                                                    (349)       (25,501)
    Class C                                                                    (877)       (45,329)
    Class C2*                                                                   N/A        (30,337)
    Class R2                                                                   (134)        (7,603)
    Class R5                                                                 (4,969)      (213,601)
  Net realized gain
    Class A                                                                      --        (25,685)
    Class B                                                                      --         (1,011)
    Class C                                                                      --         (2,135)
    Class C2*                                                                    --           (849)
    Class R2                                                                     --           (114)
    Class R5                                                                     --         (2,431)
--------------------------------------------------------------------------------------------------
Total distributions                                                         (39,025)    (2,165,222)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                                      $  89,775,451  $ 339,626,601
  Class B shares                                                          1,583,578      6,669,730
  Class C shares                                                          4,935,472     17,207,377
  Class C2*                                                                     N/A      6,284,369
  Class R2 shares                                                         2,237,666      6,695,371
  Class R5 shares                                                        11,286,403     21,128,370
Reinvestment of distributions at net asset value
  Class A shares                                                             35,011      1,846,933
  Class B shares                                                                257         27,994
  Class C shares                                                                685         51,427
  Class C2 shares*                                                              N/A         30,696
  Class R2 shares                                                               117          8,470
  Class R5 shares                                                             5,667        224,573
Conversions from Class B to Class A
  Class A shares                                                            404,069      1,882,113
  Class B shares                                                           (404,069)    (1,882,113)
Conversions from Class C2 to Class A
  Class A shares                                                          2,491,663            N/A
  Class C2 shares*                                                       (2,491,663)           N/A
Payments for redemptions
  Class A shares                                                       (109,224,892)  (352,129,587)
  Class B shares                                                         (2,533,977)    (5,331,721)
  Class C shares                                                         (6,561,271)   (14,328,869)
  Class C2 shares*                                                              N/A     (7,474,257)
  Class R2 shares                                                          (905,154)    (5,611,900)
  Class R5 shares                                                       (29,131,201)   (15,423,295)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (38,496,188)      (497,718)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (38,496,188)      (529,943)
Net assets at beginning of period                                       172,571,350    173,101,293
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 134,075,162  $ 172,571,350
--------------------------------------------------------------------------------------------------



*   Effective March 27, 2009, Class C2 shares converted to Class A shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  13

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                 FISCAL PERIOD ENDED DEC. 31,
                                                  2009(i)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .01       .04       .04       .02       .00(c)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(c)   (.01)(d)  (.04)     (.04)     (.02)     (.00)(c)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $108       $124      $133      $124      $133      $143
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                           1.25%(f)    .91%      .86%      .90%      .86%      .85%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .39%(f)    .79%      .86%      .90%      .86%      .84%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .06%(f)   1.07%     4.03%     3.86%     2.15%      .40%
-----------------------------------------------------------------------------------------------------------
Total return(g)                                     .02%(h)   1.12%     4.09%     3.95%     2.20%      .43%
-----------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                   FISCAL PERIOD ENDED DEC. 31,
                                                  2009(i)      2008           2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00          $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .00(c)         .03       .03       .01       .00(c)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(c)   (.00)(c),(d)   (.03)     (.03)     (.01)     (.00)(c)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00          $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $6         $7             $7        $9       $13       $21
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                           2.24%(f)   1.91%          1.86%     1.89%     1.86%     1.85%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .42%(f)   1.53%          1.86%     1.89%     1.85%     1.18%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .00%(c),(f).33%          3.03%     2.86%     1.16%      .07%
----------------------------------------------------------------------------------------------------------------
Total return(g)                                     .00%(c),(h).35%          3.00%     2.85%     1.11%      .07%
----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
14  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                   FISCAL PERIOD ENDED DEC. 31,
                                                  2009(i)      2008           2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00          $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .00(c)         .03       .03       .01       .00(c)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(c)   (.00)(c),(d)   (.03)     (.03)     (.01)     (.00)(c)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00          $1.00     $1.00     $1.00     $1.00
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $15        $17            $14       $13       $13       $14
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                           2.24%(f)   1.91%          1.86%     1.89%     1.86%     1.85%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .30%(f)   1.53%          1.86%     1.89%     1.85%     1.18%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .01%(f)    .33%          3.03%     2.86%     1.16%      .07%
----------------------------------------------------------------------------------------------------------------
Total return(g)                                     .00%(c),(h).35%          3.00%     2.85%     1.11%      .07%
----------------------------------------------------------------------------------------------------------------


CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                 FISCAL PERIOD ENDED DEC. 31,
                                                  2009(i)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .01       .04       .04       .02       .00(c)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(c)   (.01)(d)  (.04)     (.04)     (.02)     (.00)(c)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3         $2        $1       $--       $--       $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                           1.48%(f)   1.16%     1.11%     1.15%     1.11%     1.10%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .35%(f)   1.01%     1.11%     1.15%     1.11%     1.01%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .01%(f)    .84%     3.78%     3.61%     1.90%      .24%
-----------------------------------------------------------------------------------------------------------
Total return(g)                                     .00%(c),(h).93%     3.83%     3.69%     1.94%      .24%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                 FISCAL PERIOD ENDED DEC. 31,
                                                  2009(i)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      .00(c)     .01       .04       .04       .02       .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(c)   (.01)(d)  (.04)     (.04)     (.02)     (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3        $20       $15       $12       $13       $11
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                            .81%(f)    .63%      .59%      .60%      .58%      .57%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            .37%(f)    .53%      .59%      .60%      .58%      .57%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .06%(f)   1.33%     4.30%     4.16%     2.43%      .68%
-----------------------------------------------------------------------------------------------------------
Total return                                        .02%(h)   1.38%     4.36%     4.23%     2.48%      .69%
-----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(f) Adjusted to an annual basis. The Non-Recurring Charges (See Note 3 to the Financial Statements) have been annualized, as they represent a one-time occurrence.
(g) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(h) Not annualized.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Cash Management Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Fund has 1.4 billion authorized shares of capital stock. The Fund invests in U.S. dollar-denominated high quality money market instruments. Effective on or about September 25, 2009, the Fund will normally invest at least 80% of its net assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund offers Class A, Class B, Class C, Class R2 and Class R5 shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and if originally purchased on or after June 13, 2009 will automatically convert to Class A shares one month after the completion of the eighth year of ownership. Class B shares originally purchased in the Fund on or before June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Effective May 16, 2008, Class D shares converted to Class C shares and as of this date the Fund no longer offers Class D shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Effective June 15, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. Prior to June 15, 2009, the

--------------------------------------------------------------------------------
18  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Investment Manager received a fee equal to 0.40% of the Fund's average daily net assets. The management fee for the six months ended June 30, 2009 was 0.40% of the Fund's average daily net assets. The reduction in the investment management services fee on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee was 0.01% of the Fund's average daily net assets for the six months ended June 30, 2009 (annualized). Prior to June 15, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $845.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays the Transfer

--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R5. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC) owned by six associated investment companies, including the Fund, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. The Fund's ownership interest in SDC at June 30, 2009 is included in other assets in the Statement of Assets and Liabilities at cost of $3,719. In January 2009, the Board approved the Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged the Fund $309,258 for shareholder account and transfer agent services in accordance with a methodology approved by the Fund's Board. Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than the Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Fund's relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $213,087, or 0.13% of the Fund's average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are included in transfer agency fees in the Statement of Operations. The


--------------------------------------------------------------------------------
20  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Non-Recurring Charges are included in the Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $160,035 and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

The Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the related Guaranty expire in January 2019. The obligation of the Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund's percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Fund's total potential future obligation under the Guaranty over the life of the Guaranty is $316,800. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, the Fund pays the Transfer Agent an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At June 30, 2009, the Fund paid an annual rate of 0.10% for Class A, 0.75% for Class B and Class C and 0.25% for Class R2 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $102,000, $3,300 and $0 for Class B, Class C and Class R (redesignated Class R2 on June 13, 2009) shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or from CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $136 for Class A, $11,525 for Class B, $904 for Class C and $0 for Class R2 for the six months ended June 30, 2009. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A.............................................  0.39%
Class B.............................................  0.42
Class C.............................................  0.30
Class R2............................................  0.35
Class R5............................................  0.37


The waived/reimbursed fees and expenses for the transfer agency fees and other fees at the class level were as follows:

Class A..........................................  $570,586
Class B..........................................    61,496
Class C..........................................   154,814
Class R2.........................................    13,923
Class R5.........................................    46,982


The management fees waived/reimbursed at the Fund level were $52,285.

Effective May 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed the following percentage of the class's average daily net assets:

Class A.............................................  0.66%
Class B.............................................  1.32
Class C.............................................  1.31
Class R2............................................  0.98
Class R5............................................  0.48


In addition, from time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market

--------------------------------------------------------------------------------
22  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Funds (the Program), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent trustees. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 19, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect the Fund if the Board of the Fund makes a determination to liquidate the Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the six months ended June 30, 2009, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.015% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the First Extended Term of the Program through April 30, 2009 required an additional payment in the amount of 0.022% of its net asset value as of Sept. 19, 2008. The fee to participate in the Second Extended Term required an additional payment in the amount of 0.015% of its net asset

--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are included as a component of other expenses on the Fund's Statement of Operations. The cost to participate will be borne by the Fund without regard to any contractual expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limits the expense of a Fund for the purposes of supporting its yield, the cost to participate in the Second Extended Term may be absorbed by the Investment Manager. The Program will expire after the close of business on Sept. 18, 2009.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended June 30, 2009.

5. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


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24  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

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6. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
26  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  27

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
28  SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
                     SELIGMAN CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  29

SELIGMAN CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9941 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Cash Management Fund, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 2, 2009